INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 39,940	$ 33,396	$ 78,805	$ 66,583
Impairment of Intangible Assets, Finite-Lived			$ 0		$ 0